INTANGIBLE ASSETS	9 Months Ended
Sep. 30, 2021
INTANGIBLE ASSETS

13.	INTANGIBLE ASSETS

The intangible assets rollforward is set forth below:

	Average rate (1)	12.31.20	Additions	Disposals	Business combination (note 1.2)	Transfers	Exchange rate variation	09.30.21
Cost
Goodwill		2,935,577	-	(6,145)	1,061,987	-	40,012	4,031,431
Trademarks		1,327,738	-	-	275	-	(21,752)	1,306,261
Non-compete agreement		107,162	378	(3,079)	-	-	1,652	106,113
Outgrowers relationship		5,328	197	-	-	-	-	5,525
Patents		6,205	-	(3,723)	-	-	3	2,485
Customer relationship		1,067,713	-	-	-	-	(3,161)	1,064,552
Software		657,255	5,218	(581)	1,826	143,434	(324)	806,828
Intangible in progress		46,054	132,856	-	-	(120,008)	(14)	58,888
		6,153,032	138,649	(13,528)	1,064,088	23,426	16,416	7,382,083

Amortization
Non-compete agreement	21.56%	(97,408)	(7,596)	3,079	-	-	(1,447)	(103,372)
Outgrowers relationship	15.82%	(4,695)	(439)	-	-	-	-	(5,134)
Patents	10.00%	(5,999)	(18)	3,723	-	-	(1)	(2,295)
Customer relationship	7.39%	(375,131)	(59,525)	-	-	-	(2,236)	(436,892)
Software	40.48%	(449,697)	(140,218)	463	-	5	102	(589,345)
		(932,930)	(207,796)	7,265	-	5	(3,582)	(1,137,038)
		5,220,102	(69,147)	(6,263)	1,064,088	23,431	12,834	6,245,045

(1)	Weighted average annual rate.

	Average rate (1)	12.31.19	Additions	Disposals	Transfers (2)	Exchange rate variation	12.31.20
Cost
Goodwill		2,713,602	-	-	(6,970)	228,945	2,935,577
Trademarks		1,322,262	-	-	-	5,476	1,327,738
Non-compete agreement		99,229	413	(379)	-	7,899	107,162
Outgrowers relationship		14,604	-	(9,276)	-	-	5,328
Patents		6,305	-	(115)	-	15	6,205
Customer relationship		892,758	-	-	-	174,955	1,067,713
Software		523,615	73,423	(45,851)	97,117	8,951	657,255
Intangible in progress		12,151	95,111	-	(61,434)	226	46,054
		5,584,526	168,947	(55,621)	28,713	426,467	6,153,032

Amortization
Non-compete agreement	23.41%	(74,190)	(18,784)	379	-	(4,813)	(97,408)
Outgrowers relationship	12.75%	(12,744)	(1,030)	9,079	-	-	(4,695)
Patents	10.00%	(5,626)	(476)	115	-	(12)	(5,999)
Customer relationship	7.35%	(242,263)	(79,969)	-	-	(52,899)	(375,131)
Software	34.22%	(341,624)	(153,288)	43,718	9,562	(8,065)	(449,697)
		(676,447)	(253,547)	53,291	9,562	(65,789)	(932,930)
		4,908,079	(84,600)	(2,330)	38,275	360,678	5,220,102

(1)	Weighted average annual rate.

(2)	Related to transfer of R$6,970 to assets held for sales.

During the nine-month period ended on September 30, 2021, Management did not identify any event that could indicate an impairment of such assets.